Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Consolidation Policy

(a) Consolidation Policy

The accompanying consolidated financial statements include the accounts of the Company and all of its wholly- and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of majority-owned subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in the subsidiary’s earnings or losses are reported as a component of net income in the accompanying consolidated financial statements.

Cash and Cash Equivalents	(b) Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with an initial maturity of three months or less.
Investments in Marketable Securities

(c) Investments in Marketable Securities

KONAMI classifies its debt and marketable equity securities into one of three categories: trading, available-for-sale, or held-to-maturity securities. Trading securities are bought and held primarily for the purpose of selling them in the near term. Held-to-maturity securities are those securities in which KONAMI has the ability and intent to hold until maturity. All securities not included in trading or held-to-maturity categories are classified as available-for-sale. Trading and available-for-sale securities whose fair values are readily determinable are recorded at fair value. Held-to-maturity securities are recorded at amortized cost, adjusted for the accretion or amortization of premiums or discounts. Unrealized gains and losses on trading securities are included in earnings. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from sale of available-for-sale securities are determined based on the average cost method. A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. Dividend income is recognized when received. As of March 31, 2013 and 2014, all equity securities held by KONAMI are classified as available-for-sale.

On a continuous basis, but no less frequently than at the end of each quarter period, KONAMI evaluates the cost basis of an available-for-sale security for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at date of evaluation compared to that at date of acquisition, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the fair value of an available-for-sale security relative to the cost basis of the investment, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors.

KONAMI evaluates the cost basis of a held-to-maturity debt security for possible other-than-temporary impairment by taking into consideration the financial condition, business prospects and credit worthiness of the issuer. The published credit ratings of investee companies that are “BB” or lower are considered an indication of other-than-temporary impairment.

Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate.

Investment in Affiliate

(d) Investment in Affiliate

For those investments in affiliates in which the Company has the ability to exercise significant influence over the affiliate’s operations (generally when its voting interest is between 20% and 50%), the equity method of accounting is used. Under this method, the investment is initially recorded at cost and is adjusted to recognize the Company’s share of the net earnings or losses of the affiliates. All significant intercompany profits from these affiliates have been eliminated.

The difference between the initial cost of an investment and the estimated fair value of underlying equity in net assets of an equity method investee (“investor level goodwill”) is not amortized but continues to be reviewed for impairment at the total investment level. When an other-than-temporary decline in value of an equity-method investment occurs, an impairment loss is recognized in earnings. On a continuous basis, but no less frequently than at the end of each quarter period, the Company evaluates the carrying amount of its ownership interests in investee companies for possible impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Any impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. A decline in the fair value of an investment below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the investment is established. The impairment is first applied to reduce the amount of any investor level goodwill, and then to the remaining basis in the investment.

Investments in non-marketable equity securities in which the Company does not consolidate or account for under the equity method are carried at cost.

Inventories

(e) Inventories

Inventories, consisting of merchandise for resale, finished products, work-in-process, raw materials and supplies, are stated at the lower of cost or market. Cost is determined by the specific identification method for software products, and by the weighted average method for others.

Property and Equipment, net

(f) Property and Equipment, net

Property and equipment are carried at cost. Depreciation is computed based primarily on the straight-line method by the Company and its subsidiaries using estimated useful lives ranging from 10 to 50 years for buildings and structures and from 2 to 20 years for tools, furniture and fixtures. Equipment under capital leases is stated at the lower of the present value of minimum lease payments or the fair value of the leased equipment at the inception of the lease and is amortized over the shorter of the lease term or estimated useful life of the asset.

Previously, the Company and its domestic subsidiaries had principally used the declining-balance method for computing depreciation expense of property and equipment. Effective April 1, 2013, the Company and its domestic subsidiaries changed their depreciation method to the straight-line method in order to appropriately reflect recent changes in the business environment. In the Health & Fitness Segment, management has decided to limit new capital expenditures for additional facilities and has begun implementing a new strategy to improve retention for longer-term membership. This will enable the Company to achieve a more stable utilization of the existing facilities. In addition, in other segments, the products and services have generally began generating consistent revenue and the centralization and enhancement of the production and manufacturing systems have resulted in a change in pattern of consumption. As such, the company and its domestic subsidiaries determined that the new method better reflects the future economic benefit from the usage of the property and equipment. The effect of the change in depreciation method is recognized prospectively as a change in accounting estimate.

As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2014 decreased by approximately ¥814 million, and net income attributable to KONAMI CORPORATION and basic net income attributable to KONAMI CORPORATION per common share increased by ¥505 million and ¥3.64, respectively, for the year ended March 31, 2014.

Ordinary maintenance and repairs are expensed as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts and any differences are included in operating income or loss.

KONAMI recognizes the fair value of a liability for asset retirement obligations in the period in which it is incurred if sufficient information is available to make a reasonable estimate of fair value. When a company initially recognizes a liability for an asset retirement obligation, it must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived asset.

Software for Internal Use

(g) Software for Internal Use

KONAMI capitalizes costs associated with software systems for internal use, which have reached the application stage and meet recoverability tests, as capitalized computer software in the accompanying consolidated balance sheets. Such capitalized costs primarily include external direct costs utilized in developing or obtaining the applications. Capitalization of such costs ceases at a point in which the project is substantially complete and ready for its intended use. The costs capitalized are amortized on a straight-line basis over the estimated useful life of each application, ranging from 2 to 5 years. KONAMI expenses costs incurred during the preliminary project stage which include costs for making strategic decisions about the project and determining performance and system requirements. KONAMI also expenses costs incurred for internal-use software in the post-implementation stage such as training and maintenance costs.

Business Combinations

(h) Business Combinations

KONAMI accounts for business combinations under the acquisition method and, accordingly, recognizes assets acquired including identifiable intangible assets, liabilities assumed and noncontrolling interests based on the respective estimated fair values at the acquisition date. Acquisition related costs are expensed as incurred.

Goodwill and Identifiable Intangible Assets

(i) Goodwill and Identifiable Intangible Assets

Goodwill represents the difference between the cost of an acquired company and amounts allocated to the estimated fair values of identifiable assets acquired, liabilities assumed and any noncontrolling interests. Identifiable intangible assets represent intangible assets related to trademarks, gaming licenses, memberships, patents, customer relationships and franchise and other contracts acquired in connection with acquisitions of subsidiaries.

KONAMI performs an assessment of goodwill for impairment at least annually, and more frequently if an indicator of impairment has occurred. The assessment of goodwill for impairment permits KONAMI to make a qualitative assessment before applying the two-step goodwill impairment test. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is more than its carrying amount, it shall be required to perform the two-step quantitative impairment test for that reporting unit. The first step requires identification of reporting units and determination of the fair value for each individual reporting unit. KONAMI has determined its reporting units to be the same as its reportable segments. The fair value of each reporting unit is then compared to the reporting unit’s carrying amount including assigned goodwill.

To the extent a reporting unit’s carrying amount exceeds its fair value, the second step of the impairment test is performed by comparing the implied fair value of the reporting unit’s goodwill to its carrying amount. If the implied fair value of a reporting unit’s goodwill is less than its carrying amount, an impairment loss is recognized.

For the purpose of evaluating the recoverability of the carrying value of goodwill, KONAMI engages an independent appraiser to assist the management in its determination of the fair values of its reporting units. In its computation of the fair values, the appraiser primarily utilizes a discounted cash flow analysis as well as other valuation approaches including the stock price, market capitalization and asset and liability structure of the reporting units. Significant assumptions used in this analysis includes 1) expected future revenue growth rates, profit margins and working capital levels of the reporting units, 2) a discount rate, and 3) a terminal value multiples. The revenue growth rates, profit margins and working capital levels of the reporting units are based on management’s expectation of future results.

Intangible assets determined to have an indefinite useful life are also tested for impairment annually or more frequently if there is an indication of potential impairment. KONAMI also reassesses indefinite useful life determinations periodically for each asset. The assessment of goodwill for intangible assets with infinite useful lives permits KONAMI to make a qualitative assessment before evaluating fair value. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is more than its carrying amount, it shall be required to perform a quantitative assessment. In evaluating the recoverability of other intangible assets which were allocated to the reporting units, KONAMI primarily utilizes a discounted cash flow analysis as well as other applicable valuation approaches, and if applicable, independent valuations.

Intangible assets with finite useful lives are amortized over their estimated useful lives on a straight-line basis. KONAMI assesses the recoverability of these intangible assets as part of KONAMI’s other long-lived assets as described below.

Impairment or Disposal of Long-Lived Assets

(j) Impairment or Disposal of Long-Lived Assets

KONAMI’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Factors KONAMI considers important which could trigger an impairment review include: significant underperformance relative to expected historical or projected future operating results; significant changes in the manner of the use of the assets or the strategy for overall business; significant negative industry or economic trends. When it is determined that the carrying amount of assets or asset groups to be held and used may not be recoverable based upon the existence of one or more of these indicators of impairment, recoverability is measured by a comparison of the carrying amount of an asset or asset group to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Derivative Financial Instruments

(k) Derivative Financial Instruments

From time to time, KONAMI uses certain derivative financial instruments to manage its foreign currency risks. KONAMI may enter into forward contracts to reduce its exposure to short-term (generally no more than one year) movements in exchange rates applicable to firm funding commitments that are denominated in currencies other than the Japanese yen.

KONAMI reports all derivative instruments on the balance sheet as either assets or liabilities measured at fair value. For derivative instruments designated and effective as fair value hedges, changes in the fair value of the derivative instrument and of the hedged item attributable to the hedged risk are recognized in earnings. For derivative instruments designated as cash flow hedges, the effective portion of any hedge is reported in accumulated other comprehensive income (loss) until it is recognized in earnings in the same period in which the hedged item affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of all hedges are reported in current earnings each period. Changes in fair value of derivative instruments that are not designated as a hedge are recorded each period in current earnings. If a derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the period when the change occurs. To date, KONAMI has not designated any derivative instrument as a hedge.

Income Taxes

(l) Income Taxes

KONAMI accounts for income taxes based on the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards using enacted tax rates in effect for the years in which those temporary differences and operating loss and credit carryforwards are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

KONAMI recognizes the financial statement effects of tax positions when it is more likely than not that the tax positions, taken or expected to be taken in a tax return, will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties related to unrecognized tax benefits are included in income taxes in its consolidated financial statements.

Revenue Recognition

(m) Revenue Recognition

KONAMI derives revenue from primarily three sources: (i) product revenue, which includes packaged game software and other products, amusement machines and related equipment, gaming machines and related casino management systems, and pachinko slot machines and pachinko machines, (ii) service revenue from game content, which includes mobile games and e-AMUSEMENT Participation, and (iii) membership fee revenue from health and fitness club members.

For those sources that do not involve delivery of multiple software or other deliverables, KONAMI recognizes revenue based on the basic criteria outlined below:

Persuasive Evidence of an Arrangement.

For product sales, it is KONAMI’s customary practice to have a written contract, which is signed by both the customer and KONAMI, or a purchase order or amendment to the written contract from those customers that have previously negotiated a standard purchase agreement.

For mobile games, KONAMI enters into agreements with certain mobile game platform providers, in which KONAMI provides mobile games through the platform to players. The agreements specify for distribution, provision and allocation of revenue in regard with the mobile games. The number of virtual goods purchased by the players within the games is electronically recorded by KONAMI’s server as well as by the servers of the platform providers. The platform providers collect cash from players based on the data and pays proceeds to KONAMI, net of the contractual fees attributable to their mobile game platform. KONAMI assesses whether it is the primary obligor responsible for users, whether it has the right to determine the price at the time of sales to users, and whether it has credit risk to determine whether or not it is acting as a principal or an agent in each arrangement. If KONAMI is a principal in an arrangement, the revenue is reported on a gross basis. If KONAMI is an agent in an arrangement, the revenue is reported on a net basis.

For KONAMI’s health and fitness clubs, members are required to sign a standard monthly membership agreement upon admission, which is automatically renewed unless the member provides advance notice of his or her intention to cancel prior to the tenth day of the month at the end of which the membership will terminate.

Delivery has Occurred or Service has been Rendered to the Player.

Packaged game software and other products are physically delivered to customers, with standard transfer terms. Also, KONAMI’s game machines and related equipment are physically delivered to customers as a fully-assembled, ready to be installed unit. These arrangements generally include an acceptance clause. KONAMI recognizes revenue from product sales upon delivery and acceptance, which is the timing the rights and risks are transferred to the customer. Generally, KONAMI does not permit exchanges nor accept returns of unsold merchandise except in the case of obvious defects. In certain limited circumstances KONAMI may allow returns, for which management estimates the related allowances based upon management’s evaluation of historical experience, the nature of the software titles and other factors. KONAMI maintains detail listings of software titles in distribution channel, closely monitor their movements, and is able to reasonably estimate future credits to be issued for price protection. These estimates are deducted from gross sales.

Revenue from mobile games is recognized when the services, related to the virtual goods within the game, have been rendered to the player. For purposes of determining when the service has been rendered to the player, KONAMI has determined that an implied obligation to the paying player exists for it to continue providing the purchased virtual goods within the mobile game over the period the player is expected to access the game or when the virtual goods are consumed. KONAMI categorizes its virtual goods as either consumable or durable. Consumable virtual goods represent goods that can be consumed by a specific player action. Common characteristics of consumable goods may include virtual goods that are no longer displayed on the player’s game board and do not provide the player any continuing benefit following consumption. For the sale of consumable virtual goods, KONAMI recognizes revenue as the goods are consumed. Durable virtual goods represent virtual goods that are accessible to the player over an extended period of time. KONAMI recognizes revenue from the sale of durable virtual goods on a straight-line basis over the estimated average playing period. The average playing period of paying players for the applicable game is estimated to be from five months to eight months based on the analysis of historical online usage data. Future paying player usage patterns and behavior may differ from the historical usage patterns and therefore the estimated average playing periods may change in the future.

Revenue from health and fitness club membership is derived primarily from monthly membership fees received from club members. Revenue for those fees is recognized as monthly charges are generally made to the members’ accounts in advance, at the end of each month, with respect to the following month’s membership. This policy requires KONAMI to defer the applicable membership fee revenue for one month.

The Price is Fixed or Determinable.

The price customers pay for KONAMI’s products is negotiated at the outset of an arrangement, and is generally determined by the specific volume of product to be delivered. Therefore, the prices are considered to be fixed or determinable at the start of the arrangement.

As for mobile games, prices of virtual goods offered to the players and the fees attributable to mobile game platform providers are fixed by the agreements.

KONAMI’s membership fee for health and fitness clubs is fixed at the time of admission of the member.

Collection is Probable.

Probability of collection is assessed on a customer-by-customer basis. KONAMI typically sells to customers with whom KONAMI has a history of successful collection. New customers are subject to a credit review process that evaluates the customers’ financial position and ultimately their ability to pay. For KONAMI’s health and fitness clubs, the collectability of membership fees is assured as it generally charges members’ accounts one-month in advance.

For those sources that involve multiple software deliverables, management evaluates revenue recognition based on the following criteria;

(1)	if and when each element has been delivered

(2)	whether undelivered elements are essential to the functionality of the delivered elements

(3)	whether vender-specific objective evidence of fair value (VSOE) exists for undelivered elements

(4)	allocation of the total price among the various elements

For those sources that involve multiple deliverables except for multiple software deliverables, KONAMI applies the recognition criteria. Specifically, deliverables are divided into separate units of accounting if:

(1)	each item has value to the customer on a stand-alone basis, and

(2)	delivery of any undelivered item is considered probable and substantially in KONAMI’s control.

Separate units of accounting are recognized in earnings as they are delivered or ratably over the service period, as applicable.

KONAMI considers sales of packaged software with online functionality for certain platforms in its Digital Entertainment Segment, which is hosted on its internal servers, as multiple deliverable arrangements. As VSOE of fair value for the online services could not be established, revenue from the packaged products has not been allocated between the packaged game products and the online service for those titles, and the entire revenue from the sale of the packaged products has been recognized on a straight-line basis over the estimated online service period. The service period is estimated to be six months based on historical online usage data.

KONAMI’s Digital Entertainment Segment sells amusement machines, concurrent with disposal service for the amusement machines, e-AMUSEMENT service which is connecting multiple amusement arcades online, and e-AMUSEMENT Participation service which is sharing playing fees of users with customers (amusement arcade operators), in multiple deliverable arrangements. KONAMI does not grant the right to return amusement machines to the customers. The customers are granted the right to receive disposal services for the amusement machines at the point of sale as a fixed fee arrangement, which is exercisable within 5 to 7 years and require KONAMI to dispose of the machines at the end of their useful lives. The e-AMUSEMENT connection service and e-AMUSEMENT Participation service are a separate contract from the sale of the machines. However, those service contracts are generally entered into concurrently with the sale of the machines. KONAMI has concluded that each of these components contained in such arrangements is a separate unit of accounting since they have standalone value and therefore recognizes revenue when the customers have accepted the machine or when the services have been rendered. Under a selling price hierarchy, consideration is allocated to each component based on the relative selling price for the deliverables. The selling price for a deliverable is based on VSOE or third party evidence, which is the price of the vendor’s or any competitor’s largely interchangeable services in standalone sales to similarly situated customers.

Revenue from casino management systems that are a part of the Gaming & Systems Segment are recognized as multiple deliverable arrangements. Revenues for individual deliverables are generally recognized when the recognition criteria for that element has been met. Maintenance service revenue is recognized ratably over the maintenance period based on VSOE of selling price established by renewal rates.

Software Development Costs

(n) Software Development Costs

Research and development expenses are charged to earnings as incurred. Research and development expenses included in selling, general and administrative expenses amounted to ¥2,444 million, ¥2,412 million and ¥2,620 million for the years ended March 31, 2012, 2013 and 2014, respectively, in the accompanying consolidated statements of income.

KONAMI capitalizes certain software development costs incurred after technological feasibility is established or for development costs that have alternative future uses. Under KONAMI’s current practice of developing new game software products, technological feasibility is not established until substantially all development activities are complete, which generally include the development of a working template and the related tools. For game products where a proven game engine technology exists and other criteria supporting the technological feasibility of the game title in development have been met, which include coding and testing of unique or unproven functions and features, KONAMI capitalizes these costs and begins to expense them upon release of the product through cost of revenues or writes them off when they are deemed unrecoverable.

Royalties and License Fees

(o) Royalties and License Fees

KONAMI pays royalties and license fees to professional sports organizations and certain other third parties for use of their trade names. Minimum portions of such royalties and license fees paid up-front are recorded as prepaid royalties and are expensed to costs of products sold over terms ranging primarily from 2 to 12 months. Variable portions of such royalties and license fees, which are generally determined based on the number of copies shipped at the predetermined royalty rates, are expensed to cost of products sold based on actual shipment. Management periodically evaluates the future realizability of prepaid royalties and charges to income any amounts deemed unlikely to be realized. Prepaid royalties amounted to ¥430 million and ¥494 million at March 31, 2013 and 2014, respectively, and were included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Shipping and Handling Expenses

(p) Shipping and Handling Expenses

Shipping and handling expenses are charged to earnings as incurred and are included in selling, general and administrative expenses in the accompanying consolidated statements of income. Shipping and handling expenses amounted to ¥2,594 million, ¥2,152 million and ¥1,853 million for the years ended March 31, 2012, 2013 and 2014, respectively.

Advertising Expenses

(q) Advertising Expenses

Advertising expenses are charged to earnings as incurred and are included in Selling, general and administrative expenses in the accompanying consolidated statements of income. Advertising expenses amounted to ¥9,017 million, ¥11,455 million and ¥9,084 million for the years ended March 31, 2012, 2013 and 2014, respectively.

Foreign Currencies Transactions and Translations

(r) Foreign Currencies Transactions and Translations

Transactions denominated in foreign currencies are recorded using the exchange rates in effect as of the transaction dates. The related foreign currency asset and liability balances are re-measured based on exchange rates prevailing at each balance sheet date with the resulting gain or loss charged to earnings.

Assets and liabilities of a foreign subsidiary where the functional currency is other than Japanese yen are translated into Japanese yen at the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at average exchange rates during the current year. The resulting translation adjustments are included in accumulated other comprehensive income (loss).

Consumption Taxes	(s) Consumption Taxes Revenue is presented net of applicable consumption taxes.
Use of Estimates

(t) Use of Estimates

Preparation of these consolidated financial statements requires management of KONAMI to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of financial statements, and the reported amounts of revenue and expenses during the reporting periods. There can be no assurance that actual results will not differ from those estimates.

KONAMI has identified five areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are service period for deferred net revenue, accounting for software development costs, impairment of long-lived and intangible assets including goodwill, realizability of deferred tax assets, and uncertain tax positions.

Net Income Per Share

(u) Net Income Per Share

Basic net income attributable to KONAMI CORPORATION stockholders per common share excludes dilution for potential common stock and is computed by dividing the consolidated net income attributable to KONAMI CORPORATION stockholders by the weighted-average number of shares of common stock outstanding. Diluted net income attributable to KONAMI CORPORATION stockholders per share of common stock reflects the effect of potential dilution that could occur if securities or other contracts to issue shares of common stock were exercised or converted into common stock. Diluted net income attributable to KONAMI CORPORATION stockholders per share of common stock is calculated by dividing the consolidated net income attributable to KONAMI CORPORATION stockholders by the sum of the weighted-average number of shares of common stock plus additional shares that would be outstanding if potential dilutive shares had been issued.

The components of basic and diluted net income attributable to KONAMI CORPORATION stockholders per share of common stock are as follows:

	Millions of Yen
	2012	2013	2014
Net income available for KONAMI CORPORATION stockholders	¥23,012	¥13,174	¥3,834

	Shares
Weighted-average shares of common stock outstanding	138,433,751	138,619,128	138,614,929

Common stock and common stock equivalents	138,433,751	138,619,128	138,614,929

	Yen
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥166.23	¥95.04	¥27.66

Diluted	¥166.23	¥95.04	¥27.66

There were no potentially dilutive shares outstanding for the years ended March 31, 2012, 2013 and 2014.

New Accounting Pronouncement Adopted

(v) New Accounting Pronouncement Adopted

Effective April 1, 2013, KONAMI has adopted Accounting Standards Update (“ASU”) 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. ASU 2013-02 requires the presentation of the amounts reclassified out of accumulated other comprehensive income by component, and to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. This presentation information is included in Note 15 to these consolidated financial statements.

New Accounting Standard Not Yet Adopted

(w) New Accounting Standard Not Yet Adopted

On May 28, 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” which requires an entity to recognize the amount to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for KONAMI on April 1, 2017. Early adoption is not permitted. Management is evaluating the effect that the ASU will have on KONAMI’s consolidated financial statements and related disclosures. Management has not yet selected a transition method nor has it determined the effect of the standard on KONAMI’s ongoing financial reporting.